Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	$ 5,222	$ 6,037
Liabilities, beginning of period	(5,271)	(5,867)
Deferred tax asset (liability)	(49)	170
Income statement	2,133	(963)
Other comprehensive income	2,888	784
Foreign exchange and other adjustments	104	(40)
Deferred tax asset (liability)	5,076	(49)
Assets, end of period	9,837	5,222
Liabilities, end of period	(4,761)	(5,271)
Deferred tax assets	7,498	4,624
Deferred tax liabilities	2,422	4,673
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,162	1,242
Deferred tax asset (liability)	1,162	1,242
Income statement	6	(89)
Other comprehensive income	0	(5)
Foreign exchange and other adjustments	7	14
Deferred tax asset (liability)	1,175	1,162
Assets, end of period	1,175	1,162
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	2,001	1,821
Deferred tax asset (liability)	2,001	1,821
Income statement	2,425	161
Other comprehensive income	0	33
Foreign exchange and other adjustments	(36)	(14)
Deferred tax asset (liability)	4,390	2,001
Assets, end of period	4,390	2,001
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	84	99
Liabilities, beginning of period	(254)	(896)
Deferred tax asset (liability)	(170)	(797)
Income statement	0	0
Other comprehensive income	1,679	634
Foreign exchange and other adjustments	(79)	(7)
Deferred tax asset (liability)	1,430	(170)
Assets, end of period	1,430	84
Liabilities, end of period	0	(254)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities, beginning of period	(1,640)	(1,622)
Deferred tax asset (liability)	(1,640)	(1,622)
Income statement	170	(43)
Foreign exchange and other adjustments	35	25
Deferred tax asset (liability)	(1,435)	(1,640)
Liabilities, end of period	(1,435)	(1,640)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	176	25
Liabilities, beginning of period	(22)	(70)
Deferred tax asset (liability)	154	(45)
Income statement	0	0
Other comprehensive income	1,159	212
Foreign exchange and other adjustments	(42)	(13)
Deferred tax asset (liability)	1,271	154
Assets, end of period	1,271	176
Liabilities, end of period		(22)
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	109
Liabilities, beginning of period	(2,928)	(2,306)
Deferred tax asset (liability)	(2,819)	(2,306)
Income statement	217	(336)
Other comprehensive income	692	(205)
Foreign exchange and other adjustments	237	28
Deferred tax asset (liability)	(1,673)	(2,819)
Assets, end of period	0	109
Liabilities, end of period	(1,673)	(2,928)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,690	2,850
Liabilities, beginning of period	(427)	(973)
Deferred tax asset (liability)	1,263	1,877
Income statement	(685)	(656)
Other comprehensive income	(642)	115
Foreign exchange and other adjustments	(18)	(73)
Deferred tax asset (liability)	(82)	1,263
Assets, end of period	1,571	1,690
Liabilities, end of period	$ (1,653)	$ (427)